Equity Incentive Plan - Summary of The Total Share-Based Compensation Expense Related To Stock Options (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense	$ 86,696	$ 41,058	$ 30,299
Cost of Revenue
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense	858	733	740
Research and Development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense	21,771	16,524	13,789
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense	4,081	3,988	3,616
General and Administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense	$ 59,986	18,932	$ 12,154
Restructuring and Other Charges
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based payment arrangement, expense		$ 881